Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements Of Operations [Abstract]
Revenues	$ 361,772	$ 446,651	$ 445,269
Cost of revenues	249,543	308,354	323,191
Gross profit	112,229	138,297	122,078
Operating expenses:
Research and development, net	42,962	47,487	50,456
Selling and marketing	67,743	77,326	81,716
General and administrative	26,757	27,519	26,524
Restructuring costs	9,345	4,608	7,834
Acquisition related costs			4,919
Other income	(7,657)
Total operating expenses	139,150	156,940	171,449
Operating loss	26,921	18,643	49,371
Financial expenses, net	14,018	3,547	2,024
Loss before taxes on income	40,939	22,190	51,395
Taxes on income	6,539	1,201	2,259
Net loss	$ 47,478	$ 23,391	$ 53,654
Net loss per share:
Basic and diluted net loss per share	$ 1.23	$ 0.64	$ 1.49
Weighted average number of ordinary shares used in computing basic and diluted net loss per share	38,519,606	36,457,989	35,975,434